Credit risk exposure and allowances	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit risk exposure and allowances
12. Credit risk exposure and allowances
Below is a detail of the changes occurred during fiscal 2020 and 2019 in the credit risk exposure and the impairment allowances booked under IFRS 9 in the accompanying consolidated statement of financial position or reversal of estimated impairment of financial assets at amortized cost, financial assets at fair value through other comprehensive income, loan commitments and financial guarantees:
December 31, 2020

FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - CREDIT RISK EXPOSURE	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2019	285,039,178	46,865,496	2,365,338	5,426,432	5,167,769	344,864,213

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(96,538,747)	98,480,465	130,244	—	—	2,071,962
Transfers from Stage 2 to Stage 1	68,909,373	(65,842,848)	(40,271)	—	—	3,026,254
Transfers from Stage 1 or 2 to Stage 3	(12,251,971)	(6,025,456)	(1,991,808)	21,573,730	2,043,568	3,348,063
Transfers from Stage 3 to Stage 1 or 2	908,863	789,372	(1,415)	(1,961,496)	(37,570)	(302,246)
Changes without transfers between Stages	95,796,815	13,919,010	3,746,774	(22,131,388)	(3,333,447)	87,997,764
New financial assets originated	1,543,750,422	21,179,874	1,335,605	26,004,670	6,300,218	1,598,570,789
Repayments	(1,312,238,958)	(30,447,870)	(647,298)	(14,423,361)	(3,738,346)	(1,361,495,833)
Write-offs	—	8	—	(4,308,513)	(3,781,493)	(8,089,998)
Foreign exchange	8,930,081	5,693,673	555,724	38,810	730,732	15,949,020
Inflation adjustment	(106,057,773)	(12,221,786)	(1,201,302)	(7,280,112)	(853,731)	(127,614,704)

Closing balance as of December 31, 2020	476,247,283	72,389,938	4,251,591	2,938,772	2,497,700	558,325,284

December 31, 2019

FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - CREDIT RISK EXPOSURE	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2018	446,438,916	9,202,674	2,186,378	4,075,713	3,785,128	465,688,809

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(151,356,778)	147,677,742	774,015	—	—	(2,905,021)
Transfers from Stage 2 to Stage 1	66,247,687	(66,718,975)	(164,390)	—	—	(635,678)
Transfers from Stage 1 or 2 to Stage 3	(1,371,651)	(9,378,970)	(2,743,261)	10,941,163	2,762,779	210,060
Transfers from Stage 3 to Stage 1 or 2	470,593	491,787	263,488	(1,104,383)	(1,086,420)	(964,935)
Changes without transfers between Stages	(39,183,816)	4,122,339	809,358	530,495	(1,052,812)	(34,774,436)
New financial assets originated	1,042,227,825	54,656,727	2,309,324	1,187,132	1,975,838	1,102,356,846
Repayments	(987,079,841)	(84,504,080)	(485,021)	(3,267,584)	(856,155)	(1,076,192,681)
Write-offs	—	(16)	—	(5,112,765)	(2,559)	(5,115,340)
Foreign exchange	58,562,068	7,555,201	437,098	18,718	1,631,075	68,204,160
Gain of control over subsidiaries	25,789,262	298,762	—	204,591	—	26,292,615
Inflation adjustment	(172,605,937)	(16,320,425)	(1,021,651)	(2,050,801)	(1,989,105)	(193,987,919)
Other adjustments	(3,099,150)	(217,270)	—	4,153	—	(3,312,267)

Closing balance as of December 31, 2019	285,039,178	46,865,496	2,365,338	5,426,432	5,167,769	344,864,213

December 31, 2020

LOAN COMMITMENTS AND FINANCIAL GUARANTEES - CREDIT RISK EXPOSURE	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2019	61,008,073	6,429,186	190,568	44,527	7	67,672,361

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(14,213,063)	13,217,852	—	—	—	(995,211)
Transfers from Stage 2 to Stage 1	9,897,551	(8,851,105)	(125)	—	—	1,046,321
Transfers from Stage 1 or 2 to Stage 3	(35,683)	(46,932)	(631)	46,915	1,491	(34,840)
Transfers from Stage 3 to Stage 1 or 2	61,570	17,036	8	(60,330)	(398)	17,886
Changes without transfers between Stages	4,711,634	(799,987)	(119,029)	(6,085)	(512)	3,786,021
New loan commitments and financial guarantees originated	33,940,652	3,159,203	99,143	2,323	—	37,201,321
Expirations and repayments	(20,744,486)	(6,746,419)	(24,810)	(13,662)	(35)	(27,529,412)
Write-offs	—	—	—	(55)	(6)	(61)
Foreign exchange	851,390	235,129	10,931	—	—	1,097,450
Inflation adjustment	(17,855,245)	(1,820,204)	(53,984)	(5,175)	(53)	(19,734,661)

Closing balance as of December 31, 2020	57,622,393	4,793,759	102,071	8,458	494	62,527,175

December 31, 2019

LOAN COMMITMENTS AND FINANCIAL GUARANTEES - CREDIT RISK EXPOSURE	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2018	53,380,614	2,506,872	17,284	34,114	144	55,939,028

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(10,335,734)	10,620,271	90	—	—	284,627
Transfers from Stage 2 to Stage 1	6,638,883	(5,058,323)	(99)	—	—	1,580,461
Transfers from Stage 1 or 2 to Stage 3	(278,456)	(62,905)	(233)	263,141	1,099	(77,354)
Transfers from Stage 3 to Stage 1 or 2	209,277	12,087	53	(208,703)	(65)	12,649
Changes without transfers between Stages	18,406,080	(453,067)	138,773	(4,997)	(923)	18,085,866
New loan commitments and financial guarantees originated	36,045,328	3,212,040	41,942	13,300	—	39,312,610
Expirations and repayments	(22,145,669)	(3,027,375)	(1,493)	(35,108)	—	(25,209,645)
Write-offs	—	(16)	—	(64)	—	(80)
Foreign exchange	1,833,472	244,850	4,497	—	—	2,082,819
Inflation adjustment	(22,745,722)	(1,565,248)	(10,246)	(17,156)	(248)	(24,338,620)

Closing balance as of December 31, 2019	61,008,073	6,429,186	190,568	44,527	7	67,672,361

December 31, 2020

FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - ALLOWANCES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2019	5,518,838	9,049,602	243,784	3,831,165	4,051,588	22,694,977

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(2,819,678)	12,528,181	26,802	—	—	9,735,305
Transfers from Stage 2 to Stage 1	3,223,138	(5,807,043)	(4,639)	—	—	(2,588,544)
Transfers from Stage 1 or 2 to Stage 3	(5,425,887)	(1,828,401)	(631,921)	10,844,691	1,048,133	4,006,615
Transfers from Stage 3 to Stage 1 or 2	20,402	74,303	(1,395)	(1,119,654)	(38,196)	(1,064,540)
Changes without transfers between Stages	5,759,823	(746,277)	816,969	(9,633,680)	(2,635,527)	(6,438,692)
New financial assets originated	15,901,370	2,549,016	144,135	12,147,304	6,331,742	37,073,567
Repayments	(13,655,264)	(5,784,954)	(78,243)	(8,781,898)	(3,348,194)	(31,648,553)
Write-offs	—	—	—	(3,415,408)	(3,882,490)	(7,297,898)
Foreign exchange	452,351	571,299	81,381	33,184	711,973	1,850,188
Inflation adjustment	(1,831,796)	(2,494,082)	(196,226)	(1,445,336)	(680,822)	(6,648,262)

Closing balance as of December 31, 2020 (*)	7,143,297	8,111,644	400,647	2,460,368	1,558,207	19,674,163

(*) Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 5,756,454. December 31, 2019
FINANCIAL ASSETS AT AMORTIZED COST AND AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - ALLOWANCES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2018	3,566,598	1,604,291	194,203	2,834,364	1,248,087	9,447,543

Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(2,620,159)	9,063,675	86,007	—	—	6,529,523
Transfers from Stage 2 to Stage 1	1,089,664	(2,739,576)	(3,564)	—	—	(1,653,476)
Transfers from Stage 1 or 2 to Stage 3	(54,346)	(2,455,000)	(337,767)	6,416,480	566,057	4,135,424
Transfers from Stage 3 to Stage 1 or 2	21,601	60,192	72,288	(683,334)	(254,697)	(783,950)
Changes without transfers between Stages	(301,453)	171,322	163,344	869,794	2,430,368	3,333,375
New financial assets originated	7,588,880	217,694	189,306	608,390	421,812	9,026,082
Repayments	(5,796,016)	(1,516,057)	(61,021)	(1,513,532)	(178,192)	(9,064,818)
Write-offs	—	(3)	—	(3,795,182)	(2,559)	(3,797,744)
Foreign exchange	486,995	174,223	30,191	12,095	720,092	1,423,596
Gain of control over subsidiaries	161,071	1,860	—	155,888	—	318,819
Inflation adjustment	(1,867,269)	(1,056,847)	(89,203)	(1,377,593)	(899,380)	(5,290,292)
Other adjustments	3,243,272	5,523,828	—	303,795	—	9,070,895

Closing balance as of December 31, 2019 (*)	5,518,838	9,049,602	243,784	3,831,165	4,051,588	22,694,977

(*)	Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 6,675,535.

December 31, 2020

LOAN COMMITMENTS AND FINANCIAL GUARANTEES - ALLOWANCES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2019	729,461	455,615	15,286	32,691	207	1,233,260

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(334,616)	1,245,196	—	—	—	910,580
Transfers from Stage 2 to Stage 1	271,538	(782,637)	(255)	—	—	(511,354)
Transfers from Stage 1 or 2 to Stage 3	(1,839)	(7,260)	(1,014)	30,038	2,539	22,464
Transfers from Stage 3 to Stage 1 or 2	1,938	1,455	54	(42,104)	(774)	(39,431)
Changes without transfers between Stages	151,333	(77,704)	(523)	(2,846)	(68)	70,192
New loan commitments and financial guarantees originated	827,366	220,711	12,212	2,055	—	1,062,344
Repayments	(461,805)	(578,507)	(3,542)	(8,879)	(160)	(1,052,893)
Write-offs	—	—	—	(45)	(128)	(173)
Foreign exchange	30,490	10,558	1,285	—	—	42,333
Inflation adjustment	(233,665)	(127,794)	(7,393)	(3,559)	(317)	(372,728)

Closing balance as of December 31, 2020	980,201	359,633	16,110	7,351	1,299	1,364,594

December 31, 2019
LOAN COMMITMENTS AND FINANCIAL GUARANTEES - ALLOWANCES	Not credit impaired			Credit impaired		Total
	Stage 1	Stage 2		Stage 3
	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2018	588,409	136,345	327	23,447	1,914	750,442

Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(206,816)	602,213	526	—	—	395,923
Transfers from Stage 2 to Stage 1	128,864	(282,949)	(25)	—	—	(154,110)
Transfers from Stage 1 or 2 to Stage 3	(3,936)	(11,123)	(219)	172,283	1,125	158,130
Transfers from Stage 3 to Stage 1 or 2	1,896	655	801	(140,369)	(1,067)	(138,084)
Changes without transfers between Stages	196,731	(65,311)	13,984	2,485	(1,095)	146,794
New loan commitments and financial guarantees originated	534,809	233,085	1,744	8,800	—	778,438
Repayments	(258,652)	(86,324)	(275)	(22,053)	—	(367,304)
Write-offs	—	—	—	(48)	—	(48)
Foreign exchange	5,216	2,579	306	—	—	8,101
Inflation adjustment	(257,060)	(73,555)	(1,883)	(11,854)	(670)	(345,022)

Closing balance as of December 31, 2019	729,461	455,615	15,286	32,691	207	1,233,260